LOSS PER SHARE - Disclosure of diluted earnings per share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Options and RSU issued as part of share-based payment
Earnings per share [line items]
Outstanding awards at end of the year issued as part of share-based compensation	2,494	3,339	3,823